Critical accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Changes in Accounting Policies, Accounting Estimates and Errors [Abstract]
Schedule of Goodwill Allocated	The following table shows only the 10 CGUs (2021: 10 CGUs) where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU / Operating segment / Country	September 30, 2022	September 30, 2021
La Carolina / Crops / Argentina	242	197
La Carolina / Cattle / Argentina	39	32
El Orden / Crops / Argentina	260	212
El Orden / Cattle / Argentina	9	8
La Guarida / Crops / Argentina	1,726	1,407
La Guarida / Cattle / Argentina	889	725
Los Guayacanes / Crops / Argentina	3,196	2,606
Doña Marina / Rice / Argentina	5,565	4,536
El Colorado / Crops / Argentina	2,768	2,256
El Colorado / Cattle / Argentina	27	22
Closing net book value of goodwill allocated to CGUs tested (Note 15)	14,721	12,001
Closing net book value of PPE items allocated to CGUs tested	143,585	143,064
Total assets allocated to CGUs tested	158,306	155,065

Schedule of Key Assumptions in Valuation Calculations
The key assumptions used by management in the value-in-use calculations which are considered to be most sensitive to the calculation are:

Key Assumptions	September 30, 2022	September 30, 2021
Financial projections	Covers 5 years for UMA (*)	Covers 5 years for UMA (*)
	Covers 5 years for AVI (**)	Covers 5 years for AVI (**)
Yield average growth rates	0-1%	0-1%
Future pricing increases	1.21% per annum	1.76% per annum
Future cost decrease	0.25% per annum	0.33% per annum
Discount rates	5%	4%
Perpetuity growth rate	1%	1%

(*) UMA stands for Usina Monte Alegre LTDA.
    (**) AVI stands for Adecoagro Vale Do Ivinhema S.A.
The following table shows only the 2 CGUs where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU/ Operating segment	September 30, 2022	September 30, 2021
AVI / Sugar, Ethanol and Energy	2,937	2,919
UMA / Sugar, Ethanol and Energy	1,102	1,095
Closing net book value of goodwill allocated to CGUs tested (Note 15)	4,039	4,014
Closing net book value of PPE items allocated to CGUs tested	518,814	469,434
Total assets allocated to 2 CGUs tested	522,853	473,448